Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		S/ 1,255,884		S/ 1,200,646		S/ 1,231,512
Accumulated depreciation and impairment		(952,714)		(795,177)		(767,522)
Net carrying amount		303,170		405,469		463,990
Net initial carrying amount		405,469		463,990		503,584
Additions	[1]	38,191		36,065		81,902
Depreciation charge		(70,780)		(78,560)		(80,566)
Sale of assets, net		(5,684)	[2]	(6,861)	[2]	(7,792)
Disposals, net		(1,517)		(12,374)		(3,628)
Impairment loss		(8,088)		(5,214)		(18,940)
Transfers		(41,234)	[3]	89		(2,264)	[3]
Deconsolidation, net (iv)	[4]	(7,935)
Translations adjustments		(5,252)		8,334		(8,306)
Net final carrying amount		303,170		405,469		463,990
Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		1,200,646		1,231,512		1,207,819
Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(795,177)		(767,522)		(704,235)
Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		405,469		463,990		503,584
Land [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		9,718		10,879		19,974
Accumulated depreciation and impairment				(273)		(273)
Net carrying amount		9,718		10,606		19,701
Net initial carrying amount		10,606		19,701		20,209
Additions	[1]	85				290
Depreciation charge
Sale of assets, net			[2]		[2]
Disposals, net				(9,895)
Impairment loss
Transfers		(10,692)	[3]			(273)	[3]
Deconsolidation, net (iv)	[4]
Reclassifications		10,198
Translations adjustments		(479)		800		(525)
Net final carrying amount		9,718		10,606		19,701
Land [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		10,879		19,974		20,482
Land [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(273)		(273)		(273)
Land [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		10,606		19,701		20,209
Buildings [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		72,405		132,940		129,911
Accumulated depreciation and impairment		(38,232)		(51,740)		(42,001)
Net carrying amount		34,173		81,200		87,910
Net initial carrying amount		81,200		87,910		95,674
Additions	[1]	131		412		459
Depreciation charge		(5,455)		(7,636)		(7,387)
Sale of assets, net		(10)	[2]	(134)	[2]
Disposals, net		(647)		(2,014)		(674)
Impairment loss				(161)
Transfers		(30,458)	[3]			(1,187)	[3]
Deconsolidation, net (iv)	[4]	(3,418)
Reclassifications		(6,515)		1,404		1,672
Translations adjustments		(655)		1,419		(647)
Net final carrying amount		34,173		81,200		87,910
Buildings [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		132,940		129,911		129,482
Buildings [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(51,740)		(42,001)		(33,808)
Buildings [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		81,200		87,910		95,674
Machinery [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		849,980		750,769		726,173
Accumulated depreciation and impairment		(629,230)		(493,532)		(454,817)
Net carrying amount		220,750		257,237		271,356
Net initial carrying amount		257,237		271,356		254,215
Additions	[1]	15,786		17,941		23,011
Depreciation charge		(49,753)		(53,220)		(48,035)
Sale of assets, net		(4,361)	[2]	(753)	[2]	(3,365)
Disposals, net		(610)		(237)		(316)
Impairment loss		(8,055)		(5,069)		(3,155)
Transfers		120	[3]				[3]
Deconsolidation, net (iv)	[4]
Reclassifications		13,444		23,745		52,720
Translations adjustments		(3,058)		3,474		(3,719)
Net final carrying amount		220,750		257,237		271,356
Machinery [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		750,769		726,173		689,845
Machinery [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(493,532)		(454,817)		(435,630)
Machinery [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		257,237		271,356		254,215
Vehicles [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		219,105		64,666		75,146
Accumulated depreciation and impairment		(207,287)		(47,942)		(48,823)
Net carrying amount		11,818		16,724		26,323
Net initial carrying amount		16,724		26,323		40,077
Additions	[1]	519				866
Depreciation charge		(4,561)		(4,461)		(9,816)
Sale of assets, net		(1,143)	[2]	(5,926)	[2]	(4,299)
Disposals, net		(111)		(94)		(101)
Impairment loss				(17)
Transfers		14	[3]				[3]
Deconsolidation, net (iv)	[4]	(14)
Reclassifications		918		35		342
Translations adjustments		(528)		864		(746)
Net final carrying amount		11,818		16,724		26,323
Vehicles [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		64,666		75,146		85,349
Vehicles [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(47,942)		(48,823)		(45,272)
Vehicles [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		16,724		26,323		40,077
Furniture and fixtures [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		33,614		52,843		58,236
Accumulated depreciation and impairment		(26,763)		(44,906)		(49,652)
Net carrying amount		6,851		7,937		8,584
Net initial carrying amount		7,937		8,584		10,332
Additions	[1]	661		844		759
Depreciation charge		(1,335)		(1,344)		(2,338)
Sale of assets, net		(31)	[2]	(28)	[2]	(47)
Disposals, net		(127)		(140)		(187)
Impairment loss				33
Transfers			[3]				[3]
Deconsolidation, net (iv)	[4]	(199)
Reclassifications		(2)				207
Translations adjustments		(53)		(12)		(142)
Net final carrying amount		6,851		7,937		8,584
Furniture and fixtures [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		52,843		58,236		59,643
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(44,906)		(49,652)		(49,311)
Furniture and fixtures [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		7,937		8,584		10,332
Other equipment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		57,707		156,111		179,179
Accumulated depreciation and impairment		(51,192)		(140,635)		(155,808)
Net carrying amount		6,515		15,476		23,371
Net initial carrying amount		15,476		23,371		31,043
Additions	[1]	5,175		1,781		9,897
Depreciation charge		(9,676)		(11,899)		(12,989)
Sale of assets, net		(139)	[2]	(20)	[2]	(72)
Disposals, net		(22)		6		(2,350)
Impairment loss
Transfers			[3]	89			[3]
Deconsolidation, net (iv)	[4]	(4,304)
Reclassifications		484		379		369
Translations adjustments		(479)		1,769		(2,527)
Net final carrying amount		6,515		15,476		23,371
Other equipment [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		156,111		179,179		170,622
Other equipment [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(140,635)		(155,808)		(139,579)
Other equipment [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		15,476		23,371		31,043
Replacement and in-transit units [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		11,850		11,957		10,624
Accumulated depreciation and impairment		(10)		(11)		(11)
Net carrying amount		11,840		11,946		10,613
Net initial carrying amount		11,946		10,613		17,804
Additions	[1]	2,572		3,549		7,036
Depreciation charge						(1)
Sale of assets, net			[2]		[2]	(9)
Disposals, net
Impairment loss		(33)
Transfers	[3]
Deconsolidation, net (iv)	[4]
Reclassifications		(2,645)		(2,216)		(14,217)
Translations adjustments
Net final carrying amount		11,840		11,946		10,613
Replacement and in-transit units [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		11,957		10,624		17,814
Replacement and in-transit units [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(11)		(11)		(10)
Replacement and in-transit units [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		11,946		10,613		17,804
Work in progress [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		1,505		20,481		32,269
Accumulated depreciation and impairment				(16,138)		(16,137)
Net carrying amount		1,505		4,343		16,132
Net initial carrying amount		4,343		16,132		34,230
Additions	[1]	13,262		11,538		39,584
Depreciation charge
Sale of assets, net			[2]		[2]
Disposals, net
Impairment loss						(15,785)
Transfers		(218)	[3]			(804)	[3]
Deconsolidation, net (iv)	[4]
Reclassifications		(15,882)		(23,347)		(41,093)
Translations adjustments				20
Net final carrying amount		1,505		4,343		16,132
Work in progress [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Cost		20,481		32,269		34,582
Work in progress [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Accumulated depreciation and impairment		(16,138)		(16,137)		(352)
Work in progress [Member] | Net carrying amount [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of property, plant and equipment accounts and its related accumulated depreciation [Line Items]
Net carrying amount		S/ 4,343		S/ 16,132		S/ 34,230

[1]	In 2019, 2020 and 2021, additions correspond to acquisitions measured at cost under direct acquisition and, to a lesser extent, under financial leasing.
[2]	A reversal of S/2.1 million is included in the gross margin and S/7.8 million in item "other income and expenses, net". The income presented in item “other income and expenses, net” for S/9.6 million generates a gain of S/1.8 million (S/9.1 million of income in this item and a gain of S/2.6 million in 2020 and S/12.7 million of income in this item and a gain of S/6.1 million in 2019) (Note 28).
[3]	Corresponds mainly to the building located in Surquillo that has been reclassified to Investment Properties due to management's decision to rent the property located at 4675 Paseo de la República Avenue for a net book value of S/42.6 million. Additionally, Cumbra Peru S.A. through its subsidiary Morelco S.A.S. reclassified land and buildings from item “investment property” to item “property, plant and equipment”, which were under lease for S/1.4 million (In August 2019, said premises located in Colombia were leased for which the net book value of S/1.5 million was transferred from the item "property, plant and equipment" to the item “investment properties”), according to Note 16.1-b.
[4]	The subsidiary Adexus S.A. is deconsolidated, in accordance with the purchase and sale agreement signed on December 27, 2021 (Note 36).